Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Schedule of significant related parties and their relationships with the Company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company (since April 29, 2013).

Weibo Interactive	Investee accounted for under the equity method until May 2013 and wholly owned under common control thereafter.

Schedule of significant related party transactions

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Transactions with SINA
Revenue billed through SINA(1)	$851	$4,057	$22,114
Deemed contribution from SINA(2)	$13,092	$61,176	$—
Legal transfer of Weibo Interactive and recognition of due to SINA(3)	$10,080	$—	$—
Legal transfer of Weibo Funds and recognition of due to SINA(4)	$17,506	$22,565	$—
Costs and expenses allocated from SINA(5)	$44,305	$42,360	$24,678
Interest expense on amount due to SINA	$6,709	$2,838	$—
Repayment of amount due to SINA(6)	$159,816	$276,614	$2,863

(1)	For the years ended December 31, 2013, 2014 and 2015, the Group billed $0.9 million, $4.1 million and $22.1 million to third parties through SINA.

(2)

The $13.1 million in deemed contribution from SINA in 2013 included $4.6 million related to the step-up acquisition of Weibo Interactive and $8.5 million related to the waived interest expense payable to SINA (see Note 1). The $61.2 million in deemed contribution from SINA in 2014 represented the discount borne by SINA upon the settlement of investor options (see Note 3).

(3)	The $10.1 million related to the consideration paid to SINA in exchange for 100% equity interest in Weibo Interactive in December 2013 (see Note 1).

(4)	The $17.5 million and $22.6 million for fiscal 2013 and 2014 related to the amount paid by SINA for the Weibo Funds. (see Note1).

(5)

Costs and expenses allocated from SINA represented the charge for certain services provided by SINA’s affiliates and charged to the Company using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $29.4 million for other costs and expenses associated with Weibo business in 2015.

(6)	For the year ended December 31, 2014, the Company repaid approximately $276.6 million for a loan and related interests to SINA (see Note 3).

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$49,135	$107,587	$143,650
Deemed contribution from Alibaba(7)	$—	$15,300	$—
Services provided by Alibaba	$—	$128	$4,515

(7)         The $15.3 million for the year ended December 31, 2014, represents the discount borne by Alibaba upon the settlement of investor options (see Note 3).

Schedule of outstanding balance due to or from related parties

	As of December 31,
	2014	2015
	(In thousands)
Amount due to SINA	$24,279	$12,188
Accounts receivable due from SINA(8)	$3,151	$31
Accounts receivable due from Alibaba	$64,725	$54,052

(8)          The Group settles customer and supplier balances with SINA when the third-parties settle such amount with SINA. Any uncollectible losses arising from the accounts receivable due from SINA are passed on to the Group.